23. Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLeasesLineItems [Line Items]
Leasing contracts	R$ 8,374	R$ 8,667
interest rate	9.41%	10.73%	12.61%
Individual asset value	R$ 5
Bottom of range [member]
DisclosureOfLeasesLineItems [Line Items]
Lease term	5 years
Top of range [member]
DisclosureOfLeasesLineItems [Line Items]
Lease term	25 years